Shareholders' equity - Issued Share Capital (Details)	12 Months Ended
Apr. 02, 2023 vote
Multiple voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	10
Conversion ratio of multiple voting shares to subordinate shares	1
Percentage beneficial ownership when shares will automatically be converted (less than)	0.15
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of votes per share	1